Acquisition And Disposition Activities (Schedule Of Intangible Assets Acquired) (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 03, 2015	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 164.7	$ 169.1	$ 11.9
Core Deposit Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 126.3	$ 126.3
Estimated Useful Life	7 years
Amortization Method		Straight line
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 20.1	$ 20.1	7.8
Estimated Useful Life	10 years
Amortization Method		Straight line
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 16.6	$ 16.6	7.2
Estimated Useful Life	10 years
Amortization Method		Accelerated
Other [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 1.7	$ 1.7	$ 0.5
Estimated Useful Life	3 years
Amortization Method		Straight line
As Reported [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 185.9
As Reported [Member] | Core Deposit Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	126.3
As Reported [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	36.4
As Reported [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	20.3
As Reported [Member] | Other [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	2.9
Measurement Period Adjustments [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	(21.2)
Measurement Period Adjustments [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	(16.3)
Measurement Period Adjustments [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	(3.7)
Measurement Period Adjustments [Member] | Other [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ (1.2)